Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates (Detail) R$ in Millions, $ in Millions	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	R$ 3,601		R$ 237
Base cenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	3,597	$ 3,601
Base cenario [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	240
Base cenario [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	3,357	4
Probable Scenario [Member] | Three Point Four One One Brazil Real Per US Dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	3,709
Probable Scenario [Member] | Three Point Four One One Brazil Real Per US Dollar [Member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	248
Probable Scenario [Member] | Three Point Four One One Brazil Real Per US Dollar [Member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	3,461
Probable Scenario [Member] | Three Point Four One One Brazil Real Per US Dollar [Member] | Depreciation of twenty five percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20) | $		3,713
Net effect of exchange rate variation | $		112
Probable Scenario [Member] | Three Point Four One One Brazil Real Per US Dollar [Member] | Depreciation of twenty five percentage on brazil real [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20) | $		4
Possible Scenario [member] | Four Point Two Six Four Brazil Real Per US Dollar [Member] | Depreciation of twenty five percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	4,636	4,641
Net effect of exchange rate variation | $		1,040
Possible Scenario [member] | Four Point Two Six Four Brazil Real Per US Dollar [Member] | Depreciation of twenty five percentage on brazil real [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	310
Possible Scenario [member] | Four Point Two Six Four Brazil Real Per US Dollar [Member] | Depreciation of twenty five percentage on brazil real [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	4,326	5
Remote Scenario [member] | Five Point One One Seven Brazil Real Per US Dollar [Member] | Depreciation of fifty percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	5,563	5,570
Net effect of exchange rate variation | $		1,969
Remote Scenario [member] | Five Point One One Seven Brazil Real Per US Dollar [Member] | Depreciation of fifty percentage on brazil real [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	372
Remote Scenario [member] | Five Point One One Seven Brazil Real Per US Dollar [Member] | Depreciation of fifty percentage on brazil real [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and financings (Note 20)	R$ 5,191	$ 7